Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Live Ventures Incorporated
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	85-0206668
Entity Address, Address Line One	8548 Rozita Lee Ave., Suite 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	997-5968
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001045742
Amendment Flag	false